Income Taxes - Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (335,174)	$ (488,804)	$ (606,632)	$ (655,479)
Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,089)	(1,461)	(1,702)	(1,731)
Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	30,468	44,575	42,485	12,796
Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	25,309	(3,161)	(27,644)	(75,262)
Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(394,725)	(528,757)	(618,567)	$ (590,401)
Mexico [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	7,337,813	6,810,168	6,230,886
Mexico [Member] | Expected credit loss [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	37,063	40,449	30,238
Mexico [Member] | Machinery and equipment [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	139,178	122,854	75,671
Mexico [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	1,293,468	1,037,511	834,813
Mexico [Member] | Airport concessions and rights to use airport facilities [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	5,588,605	5,432,747	5,046,004
Mexico [Member] | Other acquired rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	183,100	176,967	161,316
Mexico [Member] | Other temporary differences [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	622	492	459
Mexico [Member] | Unused tax losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	28,028		6,104
Mexico [Member] | Employee benefits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	81,562	66,073	56,313
Mexico [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	36,418	20,142	25,128
Mexico [Member] | Derivative financial instruments [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(50,231)	(87,067)	(5,160)
Jamaica [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(335,174)	(488,804)	(606,632)
Jamaica [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,089)	(1,461)	(1,702)
Jamaica [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	30,468	44,575	42,485
Jamaica [Member] | Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	25,309	(3,161)	(27,644)
Jamaica [Member] | Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(394,725)	$ (528,757)	(618,567)
Jamaica [Member] | Trade Accounts Receivables [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ 4,863		$ (1,204)